RESTRUCTURING	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
RESTRUCTURING	RESTRUCTURING
Maxeon’s Restructuring Plans
May 2021 Restructuring Plan
In fiscal year 2021, the Company adopted a restructuring plan to reduce costs and focus on improving cash flow, primarily related to the closure of a France-based manufacturing facility in Toulouse. There was less than 40 employees affected in connection with this restructuring plan. This represents a mixture of manufacturing and non-manufacturing employees. The restructuring activities was substantially completed in fiscal year 2022. The activities in fiscal year 2023 pertains to the sale of the manufacturing facility and settlement of employment benefits provided to affected employees in accordance to local statutory requirements.
June 2022 Restructuring Plan
In fiscal year 2022, the Company adopted a restructuring plan to reduce costs and focus on improving cash flow, primarily related to the closure of our module factory in Porcelette, France. There were less than 30 employees affected by this restructuring plan, representing a mixture of manufacturing and non-manufacturing employees. The restructuring activities was completed in fiscal year 2023 and the module factory was also sold in the same year. The remaining activities in fiscal year 2024 relates to the settlement of employment benefits provided to affected employees in accordance to local statutory requirements.
September 2023 Restructuring Plan
In fiscal year 2023, the Company has adopted a restructuring plan to rebalance our global operations to create efficiencies, improving cash flows and improve our product execution in alignment with our strategy. Restructuring charges are primarily comprised of impairment, cost of disposal and retirement of long-lived assets, including right of use assets, contract termination cost for capital expenditure and severance and benefits. The restructuring activities for the September 2023 Restructuring Plan are expected to be completed by fiscal year 2024.
September 2024 Restructuring Plan
In fiscal year 2024, the Company has adopted a restructuring plan to rebalance our global operations to create efficiencies, improving cash flows and improve our product execution, primarily related to the evaluation of a permanent shutdowns of our operations in Malaysia and Mexicali for the Performance line facility. Restructuring charges are primarily comprised of impairment, cost of disposal and retirement of long-lived assets, including right of use assets, contract termination cost for capital expenditure and severance and benefits. The restructuring activities for the September 2024 Restructuring Plan are expected to be completed by fiscal year 2025.
The following table summarizes the period-to-date restructuring charges by plan recognized in our Consolidated Statements of Operations:

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
May 2021 Restructuring Plan:
Severance and benefits	—	129	(475)
(Gain from) cost of disposal and retirement of property, plant and equipment	—	(1,880)	60
Total May 2021 Restructuring Plan	—	(1,751)	(415)
June 2022 Restructuring Plan:
Severance and benefits	—	(348)	1,981
Cost of disposal and retirement of property, plant and equipment	—	457	599
Others	(24)
Total June 2022 Restructuring Plan	(24)	109	2,580
September 2023 Restructuring Plan:	\
Inventory impairments and other inventory related costs(1)	2,573	24,278	—
Severance and benefits	5,320	12,745	—
Impairment and cost of disposal and retirement of long-lived assets, including right of use assets	3,548	74,480	—
Contract termination costs for capital expenditure	(8,973)	39,051	—
Other costs	272	817	—
Total September 2023 Restructuring Plan	2,740	151,371	—
September 2024 Restructuring Plan:
Inventory impairments and other inventory related costs(1)	2,347
Severance and benefits	14,606
Impairment and cost of disposal and retirement of long-lived assets, including right of use assets	99,866
Contract termination costs for capital expenditure	1,510
Other costs	29
Total Sep 2024 Restructuring Plan	118,358	—
Other Restructuring:
Severance and benefits	—	—	—
Cost of disposal and retirement of property, plant and equipment	—	—	(47)
Other costs	—	—	—
Total Other Restructurings	—	—	(47)
Total restructuring charges	$121,074	$149,729	$2,118
(1) Included in Cost of revenue.
The following table summarizes the restructuring reserve movements during fiscal year 2024:

(In thousands)	December 31, 2023	(Credits) Charges	Settlement	Reclassified to liabilities held for sale	December 31, 2024
June 2022 Restructuring Plan:
Severance and benefits	62	(24)	(38)	—	—
Total June 2022 Restructuring Plan	62	(24)	(38)	—	—
September 2023 Restructuring Plan:
Inventory impairments and other inventory related costs	3,725	2,573	(6,298)	—	—
Severance and benefits	3,051	5,320	(5,568)	(379)	2,424
Impairment and cost of disposal and retirement of property, plant and equipment and Right of use Assets	—	3,548	(3,522)	—	26
Contract termination costs	18,087	(8,973)	(9,024)	(85)	5
Other costs	504	272	(776)	—	—
Total September 2023 Restructuring Plan	25,367	2,740	(25,188)	(464)	2,455
September 2024 Restructuring Plan:
Inventory impairments and other inventory related costs	—	2,347	(2,011)	—	336
Severance and benefits	—	14,606	(13,820)		786
Impairment and cost of disposal and retirement of property, plant and equipment and Right of use Assets	—	99,866	(99,866)	—	—
Contract termination costs	—	1,510	(630)	—	880
Other costs	—	29	(29)	—	—
Total September 2024 Restructuring Plan	—	118,358	(116,357)	—	2,001
Total Restructuring Charges	$25,429	$121,074	$(141,583)	$(464)	$4,456